SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 12 – SEGMENT REPORTING

The Company classifies its business interests into reportable segments which are Trxade, Inc., Community Specialty Pharmacy, LLC, Integra Pharma, LLC and Other (Unallocated). Operating segments are defined as the components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision makers in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability, cash flows, and growth opportunities of each respective segment.

Year Ended December 31, 2022	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$5,435,814	$1,175,474	$4,754,067	$82,910	$11,448,265
Gross Profit	5,433,641	(90,678)	25,343	82,910	5,451,216
Segment Assets	1,877,881	(621,686)	445,264	2,008,567	3,710,026
Segment Profit/Loss	1,924,355	(469,778)	(545,557)	(4,818,888)	(3,909,868)
Cost of Sales	$2,173	$1,266,152	$4,728,724	$-	$5,997,049

Year Ended December 31, 2021	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$4,924,015	$1,652,841	$3,250,561	$62,016	$9,889,433
Gross Profit	4,921,084	156,785	(393,582)	61,678	4,745,965
Segment Assets	2,273,330	(431,593)	565,619	3,358,808	5,766,164
Segment Profit/Loss	1,977,938	(128,563)	(2,749,028)	(4,416,230)	(5,315,883)
Cost of Sales	$2,931	$1,496,056	$3,644,143	$338	$5,143,468